Long-Term Debt - Summary of Long-Term Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Debt Instrument [Line Items]
Total principal	$ 652,233	$ 941,661
Less: unamortized discount and debt issuance costs	(6,328)	(8,645)
Total debt	645,905	933,016
Less: current portion	(159,087)	(171,019)
Non-current portion of long-term debt	486,818	761,997
Term Loans
Debt Instrument [Line Items]
Total principal	330,903	475,466
Revolving Credit Facility
Debt Instrument [Line Items]
Total principal	$ 321,330	$ 466,195